Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the year	R$ (80,074)	R$ 38,876	R$ 71,055
Adjustments to reconcile income to cash and cash equivalents generated by (used in) operational activities:
Depreciation and amortization	157,822	119,660	78,729
Allowance for doubtful accounts	5,936	3,360	2,956
Losses (gains) on write-off/disposal of goods	5,700	266	10,310
Addition (reversal) of adjustment to present value	6,802	9,093	(5,266)
Stock option plan	6,213	23,633	4,556
Financial charges	38,576	31,698	17,842
Deferred taxes	(15,277)	13,663	11,130
Current taxes	11,551	11,394	9,959
Provisions for contingency	9,341	2,852	(495)
Other operating revenue	(10,640)	(39,383)	(8,997)
Revenue from interest earning bank deposits	(16,756)	(38,633)	(26,500)
Effect from adoption of hyperinflation	4,136	639	1,163
Total of adjustments to income (loss)	203,404	138,242	95,387
Change in operating assets and liabilities:
Trade accounts receivable	(209,723)	(120,332)	(41,938)
Recoverable taxes	(10,757)	6,280	(7,156)
Other credits and judicial deposits	(16,278)	(9,824)	(17,393)
Accounts payable merchants	170,182	78,196	2,215
Suppliers	18,600	7,039	4,022
Labor liabilities	11,795	6,030	3,426
Taxes and contributions payable	(11,825)	7,290	1,891
Deferred revenue	(16,127)	(16,454)	(7,037)
Other accounts payable	(3,678)	4,275	(770)
Income tax and social contribution paid	(4,130)	(7,427)	(6,003)
Cash flow generated by operating activities	51,389	132,191	97,699
Cash flows from investment activities
Acquisition of fixed assets	(44,438)	(18,838)	(25,132)
Acquisition of intangible assets	(80,788)	(79,675)	(57,681)
Acquisition of entity, net of cash and cash equivalents acquired	(147,251)	(97,270)	(75,132)
Investment in short-term investments	(740,328)	(1,428,848)	(774,028)
Redemption of interest and interest earning bank deposits	1,071,018	976,584	897,614
Cash flow generated (invested) by investing activities	58,213	(648,047)	(34,359)
Cash flows from financing activities
Additions of loans and financing	107,937		191,837
Payments of loans and financing	(30,345)	(42,174)	(40,851)
Lease payment	(57,251)	(18,845)
Advances paid for usage rights		(6,843)
Financial charges paid	(13,854)	(16,896)	(9,028)
Payment for the acquisition of subsidiaries	(41,109)	(48,093)	(45,878)
Interest on own capital paid			(15,000)
Treasury shares	(92,166)	(77,581)	(114,486)
Share issuance costs		(58,734)
Capital contributions from shareholders		156,980	2,435
Goodwill on subscription of shares		682,454
Dividends paid	(19,940)	(25,000)	(23,000)
Cash flow generated (invested) by financing activities	(146,728)	545,268	(53,971)
Exchange rate change on cash and cash equivalents	6,790	(3,364)	(2,437)
Increase (decrease) in cash and cash equivalents	(30,336)	26,048	6,932
Statement of increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of the year	75,898	49,850	42,918
Cash and cash equivalents at the end of the year	R$ 45,562	R$ 75,898	R$ 49,850